CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
Regulated Operations [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. As at December 31, 2025 and 2024, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2025	2024
Short-term notes payable	100	200
Long-term debt payable within one year	925	1,150
Less: cash and cash equivalents	(549)	(716)
	476	634

Long-term debt	18,092	16,329
Common shares	5,721	5,713
Retained earnings	6,911	6,360
Total capital	31,200	29,036
Hydro One Inc. has customary covenants typically associated with long-term debt. Long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets, and impose a negative pledge provision, subject to customary exceptions. As at December 31, 2025, the Company was in compliance with all financial covenants and limitations associated with the outstanding borrowings and credit facilities.